CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and noninterest-bearing deposits with banks	$ 14,330	$ 14,111
Interest-bearing deposits with banks	31,660	137,923
Total cash and cash equivalents	45,990	152,034
Certificates of deposit in financial institutions	1,862	2,329
Securities available for sale	184,074	177,000
Securities held to maturity (estimated fair value: 2022 - $8,460; 2021 - $10,450)	9,226	10,294
Restricted investments in bank stocks	5,953	7,265
Total loans	885,049	831,191
Less: Allowance for loan losses	(5,269)	(6,483)
Net loans	879,780	824,708
Premises and equipment, net	20,436	20,730
Premises and equipment held for sale, net	593	438
Accrued interest receivable	3,112	2,695
Goodwill	7,319	7,319
Other intangible assets, net	29	64
Bank owned life insurance and annuity assets	39,627	37,281
Operating lease right-of-use asset, net	1,294	1,195
Deferred tax assets	6,266	2,428
Other assets	5,226	3,989
Total assets	1,210,787	1,249,769
Liabilities
Noninterest-bearing deposits	354,413	353,578
Interest-bearing deposits	673,242	706,330
Total deposits	1,027,655	1,059,908
Other borrowed funds	17,945	19,614
Subordinated debentures	8,500	8,500
Operating lease liability	1,294	1,195
Other liabilities	20,365	19,196
Total liabilities	1,075,759	1,108,413
Commitments and Contingent Liabilities (See Note L)
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2022 - 5,465,707 shares issued; 2021 - 5,447,185 shares issued)	5,465	5,447
Additional paid-in capital	51,722	51,165
Retained earnings	109,320	100,702
Accumulated other comprehensive income (loss)	(14,813)	708
Treasury stock, at cost (693,933 shares)	(16,666)	(16,666)
Total shareholders' equity	135,028	141,356
Total liabilities and shareholders' equity	$ 1,210,787	$ 1,249,769